As filed with the Securities and Exchange Commission on February 12, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 18, 2014 – December 31, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS
FUNDS

ACUITAS INTERNATIONAL SMALL CAP FUND

ACUITAS US MICROCAP FUND

SEMI-ANNUAL REPORT

DECEMBER 31, 2014
(UNAUDITED)

TABLE OF CONTENTS

Acuitas International Small Cap Fund
Performance Chart and Analysis	2
Schedule of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11

Acuitas US Microcap Fund
Performance Chart and Analysis	12
Schedule of Investments	13
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	18

Notes to Financial Statements	19
Additional Information	24

ACUITAS INTERNATIONAL SMALL CAP FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2014

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas International Small Cap Fund (the “Fund”) compared with the performance of the benchmark, Russell Global Ex-US Small Cap Index (“Russell Global ex US”), since inception. The Russell Global ex US is an unmanaged index that offers investors access to the small-cap segment of the global equity market, excluding companies assigned to the US. The total return of the Russell Global ex US includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Global ex US does not include expenses. The Fund is professionally managed while the Russell Global ex US is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 805-5628. Shares redeemed within 60 days of purchase will be charged a 1.00% redemption fee. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 2.09% and 2.89%, respectively. The Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% and 1.75% for Institutional and Investor Shares, respectively, through November 1, 2015. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

Shares	Security Description	Value

Equity Securities - 94.7%
Common Stock - 94.6%
Australia - 2.1%
48,148	APN News & Media, Ltd. (a)	$32,822
96,135	Decmil Group, Ltd.	114,980
69,910	Echo Entertainment Group, Ltd.	216,312
28,526	GrainCorp, Ltd., Class A	192,131
122,794	Orora, Ltd.	195,486
4,543	Sandfire Resources NL	16,876
27,580	Sigma Pharmaceuticals, Ltd.	16,662
17,358	Tassal Group, Ltd.	55,409
		840,678
Austria - 2.0%
13,639	BUWOG AG (a)	270,334
3,372	Oesterreichische Post AG	164,762
11,040	Palfinger AG	280,404
533	Semperit AG Holding	25,914
1,167	Zumtobel Group AG	26,414
		767,828
Belgium - 1.4%
11,752	AGFA-Gevaert NV (a)	29,721
2,861	Befimmo SA REIT	208,444
2,051	Cie d'Entreprises CFE	211,004
2,405	Melexis NV	109,131
		558,300
Bermuda - 0.5%
18,178	Catlin Group, Ltd.	190,109

Brazil - 2.4%
88,700	BR Properties SA	342,026
269,470	Gafisa SA	223,021
12,280	Magazine Luiza SA	35,618
76,810	MRV Engenharia e Participacoes SA	216,716
43,031	QGEP Participacoes SA	116,554
		933,935
Canada - 2.6%
43,210	Canam Group, Inc.	421,389
3,543	Dominion Diamond Corp. (a)	63,645
9,660	Finning International, Inc.	209,779
25,386	Genesis Land Development Corp. (a)	84,125
38,540	Precision Drilling Corp.	234,199
		1,013,137
China - 1.9%
406,836	China Lesso Group Holdings, Ltd.	199,361
734,010	Daphne International Holdings, Ltd.	266,925
234,000	Zhejiang Expressway Co., Ltd.	271,881
		738,167
Denmark - 1.1%
20,196	D/S Norden A/S	431,193

Faroe Islands - 0.0%
872	Bakkafrost P/F	19,597

Finland - 0.1%
4,764	Technopolis OYJ	21,329

France - 3.8%
768	Cegedim SA (a)	27,118
4,230	Eurazeo SA	297,949
53,106	EuropaCorp (a)	279,535
4,040	Neopost SA	230,473
2,859	Saft Groupe SA	87,007
16,299	Technicolor SA (a)	91,493

Shares	Security Description	Value

1,441	Teleperformance	$98,396
5,722	Vallourec SA	157,519
5,060	Vetoquinol SA (a)	219,810
		1,489,300
Georgia - 0.5%
6,720	Bank of Georgia Holdings PLC	217,436

Germany - 7.6%
2,774	Aareal Bank AG	111,744
650	Amadeus Fire AG	49,080
6,390	Aurubis AG	359,896
337	Bechtle AG	26,906
166	Bertrandt AG	23,100
8,150	Carl Zeiss Meditec AG	208,086
770	Cewe Stiftung & Co. KGAA	47,994
44,550	Deutz AG	215,631
8,963	Dialog Semiconductor PLC (a)	318,050
7,711	DMG MORI SEIKI AG	219,271
5,696	Duerr AG	504,941
951	Homag Group AG	34,523
2,796	Krones AG	273,235
675	Nemetschek AG	68,291
16,614	Nordex SE (a)	301,657
4,656	Rheinmetall AG	204,345
661	Stroeer Media SE	19,772
		2,986,522
Gibraltar - 1.1%
63,044	888 Holdings PLC	136,091
164,090	Bwin.Party Digital Entertainment PLC	301,274
		437,365
Greece - 0.3%
23,660	Hellenic Exchanges - Athens Stock Exchange SA Holding	133,129

Hong Kong - 4.7%
125,000	Brightoil Petroleum Holdings, Ltd. (a)	31,755
56,255	China Cord Blood Corp. (a)	254,273
376,917	Dah Chong Hong Holdings, Ltd.	203,656
1,637,200	Dorsett Hospitality International, Ltd.	280,796
80,000	Emperor International Holdings, Ltd.	17,435
71,000	Far East Consortium International, Ltd.	27,559
53,000	Huabao International Holdings, Ltd.	43,263
58,000	IT, Ltd.	16,754
426,000	Ju Teng International Holdings, Ltd.	209,851
146,000	Lifestyle International Holdings, Ltd.	307,263
3,118,996	REXLot Holdings, Ltd.	253,392
65,000	SmarTone Telecommunications Holdings, Ltd.	108,967
102,000	Tianjin Development Holdings, Ltd.	75,369
		1,830,333
Ireland - 0.7%
12,011	Smurfit Kappa Group PLC	270,331

Isle Of Man - 1.2%
5,565	Optimal Payments PLC (a)	29,729
41,210	Playtech PLC	442,544
		472,273
Italy - 3.2%
5,105	ACEA SpA	55,225
2,313	Amplifon SpA	13,726
29,274	Ansaldo STS SpA	295,074
9,620	Banca Generali SpA	268,318
7,321	Biesse SpA	82,918

See Notes to Financial Statements.                                                       3

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

Shares	Security Description	Value

9,842	Brembo SpA	$329,888
11,750	MARR SpA	209,290
		1,254,439

Japan - 23.2%
17,800	Alpine Electronics, Inc.	296,617
9,800	Arcs Co., Ltd.	203,478
2,300	BML, Inc.	61,350
3,500	Canon Marketing Japan, Inc.	59,843
3,400	Cawachi, Ltd.	50,668
19,000	Chiyoda Corp.	159,576
25,000	Chugoku Marine Paints, Ltd.	213,725
23,000	Daihen Corp.	116,939
1,100	Daikokutenbussan Co., Ltd.	31,913
9,200	Daiseki Co., Ltd.	160,912
18,000	Daiwabo Holdings Co., Ltd.	31,558
63,000	Denki Kagaku Kogyo KK	233,528
47,500	EDION Corp.	336,283
18,700	EPS Corp.	223,251
17,800	FIDEA Holdings Co., Ltd.	32,693
23,100	Funai Electric Co., Ltd. (a)	280,602
2,700	Geo Holdings Corp.	21,752
11,600	Happinet Corp.	146,138
64,400	Hitachi Zosen Corp.	377,432
4,600	Hogy Medical Co., Ltd.	211,221
2,700	Hosiden Corp.	15,170
13,500	IT Holdings Corp.	205,013
3,000	Jeol, Ltd.	15,604
17,000	J-Oil Mills, Inc.	55,493
62,800	JVC Kenwood Corp. (a)	137,889
3,200	Kaga Electronics Co., Ltd.	40,421
84,000	Kanematsu Corp.	121,322
1,400	Kato Sangyo Co., Ltd.	26,661
2,500	Kura Corp.	70,859
35,500	Makino Milling Machine Co., Ltd.	267,035
30,000	Marudai Food Co., Ltd.	103,690
31,700	Marui Group Co., Ltd.	289,529
143,100	Monex Group, Inc.	345,266
29,000	Morinaga Milk Industry Co., Ltd.	100,718
5,700	Nabtesco Corp.	139,859
2,300	NEC Networks & System Integration Corp.	48,024
7,200	NET One Systems Co., Ltd.	42,798
700	Pal Co., Ltd.	19,344
38,700	Pioneer Corp. (a)	74,634
50,900	Round One Corp.	299,162
9,900	Ryosan Co., Ltd.	217,952
4,500	Saizeriya Co., Ltd.	59,547
10,000	Sakai Chemical Industry Co., Ltd.	31,892
7,000	Sanshin Electronics Co., Ltd.	48,272
22,000	Sanyo Shokai, Ltd.	53,815
3,000	Seino Holdings Co., Ltd.	30,506
16,000	Star Micronics Co., Ltd.	205,710
73,000	Sumitomo Heavy Industries, Ltd.	397,971
9,550	Sumitomo Real Estate Sales Co., Ltd.	217,103
63,100	Takara Leben Co., Ltd.	276,570
4,000	Take And Give Needs Co., Ltd.	32,727
30,000	Takuma Co., Ltd.	202,121
73,000	The Nishi-Nippon City Bank, Ltd.	213,308
53,000	The Nisshin Oillio Group, Ltd.	186,283
9,000	The Shikoku Bank, Ltd.	19,010
2,600	Toppan Forms Co., Ltd.	26,352
21,000	Toyo Kanetsu KK	43,129
8,200	Unipres Corp.	135,685
5,400	Warabeya Nichiyo Co., Ltd.	91,518

Shares	Security Description	Value

8,500	Xebio Co., Ltd.	$142,637
28,000	Yamazaki Baking Co., Ltd.	347,838
5,000	Yuasa Trading Co., Ltd.	99,015
18,800	Yushin Precision Equipment Co., Ltd.	360,995
		9,107,926
Malaysia - 0.5%
32,400	Berjaya Sports Toto Bhd	32,525
9,700	Malaysian Pacific Industries Bhd	12,567
312,200	Supermax Corp. Bhd	150,006
		195,098
Malta - 0.4%
2,370	Unibet Group PLC, SDR	149,730

Mexico - 1.7%
387,533	Consorcio ARA SAB de CV (a)	170,471
14,507	Corp Inmobiliaria Vesta SAB de CV	28,790
68,450	Grupo Simec SAB de CV, Class B (a)	235,316
4,228	Industrias Bachoco SAB de CV, Class B (a)	17,750
95,950	TF Administradora Industrial S de RL de CV REIT (a)	200,761
		653,088
Netherlands - 1.7%
366	ASM International NV	15,545
5,723	BE Semiconductor Industries NV	128,323
11,344	Delta Lloyd NV	249,622
32,180	TNT Express NV	215,763
9,491	TomTom NV (a)	63,498
		672,751
Norway - 2.0%
44,932	Austevoll Seafood ASA	280,335
531,856	Dolphin Group AS (a)	206,948
890	Kongsberg Gruppen ASA	14,688
7,709	Salmar ASA	131,879
230,000	Vard Holdings, Ltd. (a)	104,179
3,126	Veidekke ASA	30,933
		768,962
Poland - 0.5%
5,290	Budimex SA	211,418

Portugal - 0.7%
84,530	Mota-Engil SGPS SA	272,182

Republic Of South Korea - 2.2%
24,686	Bixolon Co., Ltd. (a)	238,067
4,678	Daeduck Electronics Co. (a)	38,219
9,124	GS Retail Co., Ltd. (a)	212,920
329	Hanjin Transportation Co., Ltd. (a)	16,223
10,019	SL Corp. (a)	158,605
20,559	Tongyang Life Insurance (a)	201,073
		865,107
Singapore - 1.0%
279,800	Keppel DC REIT (a)	205,945
133,000	Singapore Post, Ltd.	192,775
		398,720
South Africa - 0.5%
11,670	Group Five, Ltd.	29,488
416,812	KAP Industrial Holdings, Ltd.	176,558
		206,046
Spain - 0.6%
5,528	CIE Automotive SA	75,353
7,517	Papeles y Cartones de Europa SA	34,838
33,770	Zeltia SA (a)	109,105
		219,296

See Notes to Financial Statements.                                                 4

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

Shares	Security Description	Value

Sweden - 3.8%
3,393	Axfood AB	203,043
6,813	Clas Ohlson AB, Class B	117,766
1,976	Duni AB, Class A	29,404
3,601	Granges AB (a)	23,558
10,577	Haldex AB	138,054
15,096	Intrum Justitia AB	449,266
14,086	JM AB	449,925
20,963	Klovern AB, Class A	22,051
589	Loomis AB, Class B	17,076
1,008	Net Entertainment NE AB, Class B	34,007
		1,484,150
Switzerland - 2.4%
3,170	Coltene Holding AG	200,875
244	Forbo Holding AG	244,074
13,290	Gategroup Holding AG (a)	379,638
9,943	Logitech International SA	134,513
		959,100
Taiwan - 3.8%
71,000	Ability Enterprise Co., Ltd.	37,407
24,060	Airtac International Group	217,745
107,780	Chicony Electronics Co., Ltd.	301,833
260,300	China Life Insurance Co., Ltd.	216,628
50,770	Cleanaway Co., Ltd.	235,359
15,000	Elite Semiconductor Memory Technology, Inc.	24,302
199,328	King's Town Bank Co., Ltd.	207,200
9,000	Sitronix Technology Corp.	23,182
5,000	Soft-World International Corp.	15,822
156,000	Tong Yang Industry Co., Ltd.	180,919
39,000	Wan Hai Lines, Ltd.	34,246
		1,494,643
Thailand - 0.5%
31,700	Thai Stanley Electric PCL, Class F	194,632

Turkey - 0.4%
184,868	Turkiye Sinai Kalkinma Bankasi AS	159,959

United Arab Emirates - 0.6%
27,475	Dragon Oil PLC	230,171

United Kingdom - 10.4%
117,380	Arrow Global Group PLC	416,208
2,812	Bellway PLC	84,982
13,496	Berendsen PLC	231,384
7,218	Betfair Group PLC	176,850
19,549	Bovis Homes Group PLC	269,499
17,677	Domino's Pizza Group PLC	193,548
30,530	Drax Group PLC	219,172
4,515	Go-Ahead Group PLC	173,042
7,760	Greggs PLC	88,534
20,219	Halfords Group PLC	147,987
22,733	Home Retail Group PLC	73,521
14,433	Howden Joinery Group PLC	90,656
12,937	Kennedy Wilson Europe Real Estate PLC	212,726
25,320	Lookers PLC	51,303
340,880	McBride PLC	425,037
44,270	Michael Page International PLC	284,208
29,435	N Brown Group PLC	175,894
32,415	Novae Group PLC	301,238
44,650	Pace PLC	241,552
77,753	QinetiQ Group PLC	227,708
		4,085,049

Shares	Security Description	Value

Virgin Islands, British - 0.5%
254,622	Symphony International Holdings, Ltd.	$206,244
Total Common Stock (Cost $39,294,587)		37,139,673

Shares	Security Description	Rate	Value

Preferred Stock - 0.1%
Brazil - 0.1%
4,470	Cia de Transmissao de Energia Eletrica Paulista (Cost $66,348)	1.02%	69,786
Total Equity Securities (Cost $39,360,935)			37,209,459

Shares	Security Description	Value

Money Market Fund - 5.1%
1,990,003	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (b) (Cost $1,990,003)	1,990,003
Total Investments - 99.8% (Cost $41,350,938)*		$39,199,462
Other Assets & Liabilities, Net – 0.2%		67,975
Net Assets – 100.0%		$39,267,437

PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,083,731
Gross Unrealized Depreciation	(3,235,207)
Net Unrealized Depreciation	$(2,151,476)

See Notes to Financial Statements.                                                 5

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

The values of each individual forward currency contract outstanding in Acuitas International Small Cap Fund as of December 31, 2014, are disclosed in the table below.

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(31,659)	Canadian Dollars	01/05/15	$27,276	$28
(21,420)	Canadian Dollars	01/05/15	18,455	21
17,524	European Union Euro	01/02/15	(21,302)	(98)
299,785	Hong Kong Dollar	01/05/15	(38,644)	15
20,233	Thailand Baht	01/05/15	(615)	-
60,699	Thailand Baht	01/05/15	(1,846)	(1)

				$(35)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$840,678	$-	$-	$840,678
Austria	767,828	-	-	767,828
Belgium	558,300	-	-	558,300
Bermuda	190,109	-	-	190,109
Brazil	933,935	-	-	933,935
Canada	1,013,137	-	-	1,013,137
China	738,167	-	-	738,167
Denmark	431,193	-	-	431,193
Faroe Islands	19,597	-	-	19,597
Finland	21,329	-	-	21,329
France	1,489,300	-	-	1,489,300
Georgia	217,436	-	-	217,436
Germany	2,986,522	-	-	2,986,522
Gibraltar	437,365	-	-	437,365
Greece	133,129	-	-	133,129
Hong Kong	1,830,333	-	-	1,830,333
Ireland	270,331	-	-	270,331
Isle Of Man	472,273	-	-	472,273
Italy	1,254,439	-	-	1,254,439
Japan	9,107,926	-	-	9,107,926
Malaysia	195,098	-	-	195,098
Malta	149,730	-	-	149,730
Mexico	653,088	-	-	653,088
Netherlands	672,751	-	-	672,751
Norway	768,962	-	-	768,962
Poland	211,418	-	-	211,418
Portugal	272,182	-	-	272,182
Republic Of South Korea	865,107	-	-	865,107
Singapore	398,720	-	-	398,720
South Africa	206,046	-	-	206,046
Spain	219,296	-	-	219,296
Sweden	1,484,150	-	-	1,484,150
Switzerland	959,100	-	-	959,100
Taiwan	1,494,643	-	-	1,494,643

See Notes to Financial Statements.                                                 6

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

Level 1	Level 2	Level 3	Total

Thailand	$194,632	$-	$-	$194,632
Turkey	159,959	-	-	159,959
United Arab Emirates	230,171	-	-	230,171
United Kingdom	4,085,049	-	-	4,085,049
Virgin Islands, British	206,244	-	-	206,244
Preferred Stock
Brazil	69,786	-	-	69,786
Money Market Funds	-	1,990,003	-	1,990,003
Total Investments At Value	$37,209,459	$1,990,003	$-	$39,199,462

Other Financial Instruments**
Forward Currency Contracts	-	64	-	64
Total Assets	$37,209,459	$1,990,067	$-	$39,199,526

Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(99)	-	(99)
Total Liabilities	$-	$(99)	$-	$(99)
**Other Financial Instruments are derivatives not reflected in the schedule of investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument at period end.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

PORTFOLIO HOLDINGS
% of Total Investments
Australia	2.1%
Austria	2.0%
Belgium	1.4%
Bermuda	0.5%
Brazil	2.6%
Canada	2.6%
China	1.9%
Denmark	1.1%
Faroe Islands	0.0%
Finland	0.1%
France	3.8%
Georgia	0.6%
Germany	7.6%
Gibraltar	1.1%
Greece	0.3%
Hong Kong	4.7%
Ireland	0.7%
Isle Of Man	1.2%
Italy	3.2%
Japan	23.2%
Malaysia	0.5%
Malta	0.4%
Mexico	1.7%
Netherlands	1.7%
Norway	2.0%
Poland	0.5%
Portugal	0.7%
Republic Of South Korea	2.2%
Singapore	1.0%
South Africa	0.5%
Spain	0.6%
Sweden	3.8%
Switzerland	2.4%
Taiwan	3.8%
Thailand	0.5%
Turkey	0.4%
United Arab Emirates	0.6%
United Kingdom	10.4%
Virgin Islands, British	0.5%
Money Market Fund	5.1%
100.0%

See Notes to Financial Statements.                                                 7

ACUITAS INTERNATIONAL SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

ASSETS
Total investments, at value (Cost $41,350,938)	$39,199,462
Foreign currency (Cost $69,045)	69,371
Receivables:
Fund shares sold	226,469
Investment securities sold	214,272
Dividends	36,533
From investment adviser	10,775
Unrealized gain on forward currency contracts	64
Prepaid expenses	126
Deferred offering costs	32,223
Total Assets	39,789,295

LIABILITIES
Unrealized loss on forward currency contracts	99
Payables:
Investment securities purchased	495,388
Accrued Liabilities:
Trustees’ fees and expenses	1,371
Fund services fees	9,150
Other expenses	15,850
Total Liabilities	521,858

NET ASSETS	$39,267,437

COMPONENTS OF NET ASSETS
Paid-in capital	$42,969,535
Distributions in excess of net investment income	(45,663)
Accumulated net realized loss	(1,503,828)
Net unrealized depreciation	(2,152,607)
NET ASSETS	$39,267,437
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	4,349,062
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$9.03
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.                                                 8

ACUITAS INTERNATIONAL SMALL CAP FUND
STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2014

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $25,689)	$278,963

EXPENSES
Investment adviser fees	199,109
Fund services fees	67,298
Custodian fees	44,379
Registration fees	2,735
Professional fees	15,362
Trustees' fees and expenses	2,871
Offering costs	29,438
Miscellaneous expenses	30,179
Total Expenses	391,371
Fees waived and expenses reimbursed	(142,484)
Net Expenses	248,887

NET INVESTMENT INCOME	30,076

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,454,818)
Foreign currency transactions	(49,010)
Net realized loss	(1,503,828)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,151,476)
Foreign currency translations	(1,131)
Net change in unrealized appreciation (depreciation)	(2,152,607)
NET REALIZED AND UNREALIZED LOSS	(3,656,435)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,626,359)

* Commencement of operations was July 18, 2014.

See Notes to Financial Statements.                                                 9

ACUITAS INTERNATIONAL SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS

July 18, 2014* through December 31, 2014
OPERATIONS
Net investment income	$30,076
Net realized loss	(1,503,828)
Net change in unrealized appreciation (depreciation)	(2,152,607)
Decrease in Net Assets Resulting from Operations	(3,626,359)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(75,739)

CAPITAL SHARE TRANSACTIONS
Sale of shares	46,044,374
Reinvestment of distributions	75,739
Redemption of shares	(3,152,218)
Redemption fees	1,640
Increase in Net Assets from Capital Share Transactions	42,969,535
Increase in Net Assets	39,267,437

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$39,267,437

SHARE TRANSACTIONS
Sale of shares	4,681,143
Reinvestment of distributions	8,397
Redemption of shares	(340,478)
Increase in Shares	4,349,062

(a) Distributions in excess of net investment income	$(45,663)
* Commencement of operations.

See Notes to Financial Statements.                                                 10

ACUITAS INTERNATIONAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	July 18, 2014 (a) through December 31, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.01
Net realized and unrealized loss	(0.96)
Total from Investment Operations	(0.95)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)
REDEMPTION FEES (b)	—	(c)
NET ASSET VALUE, End of Period	$9.03
TOTAL RETURN	(9.52	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$39,267
Ratios to Average Net Assets:
Net investment income	0.18	%(e)
Net expenses	1.50	%(e)
Gross expenses (f)	2.37	%(e)
PORTFOLIO TURNOVER RATE	53	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                                                 11

ACUITAS US MICROCAP FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2014

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in Acuitas US Microcap Fund (the “Fund”) compared with the performance of the benchmark, Russell Microcap® Index (“Russell Microcap”), since inception. The Russell Microcap is an unmanaged index that measures the performance of the microcap segment of US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization. The total return of the Russell Microcap includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Russell Microcap does not include expenses. The Fund is professionally managed while the Russell Microcap is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 805-5628. Shares redeemed within 60 days of purchase will be charged a 1.00% redemption fee. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional and Investor Shares are 2.16% and 2.97%, respectively. The Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.70% and 1.95% for Institutional and Investor Shares, respectively,  through November 1, 2015. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

Shares	Security Description	Value

Common Stock - 94.8%
Consumer Discretionary - 14.4%
17,632	Build-A-Bear Workshop, Inc. (a)	$354,403
4,396	Core-Mark Holding Co., Inc.	272,244
46,440	Crown Crafts, Inc.	357,588
23,150	Culp, Inc.	501,892
6,254	Ethan Allen Interiors, Inc.	193,687
19,555	Jamba, Inc. (a)	295,085
17,349	MDC Partners, Inc., Class A	394,169
18,700	Modine Manufacturing Co. (a)	254,320
4,400	Perry Ellis International, Inc. (a)	114,092
1,000	Saga Communications, Inc., Class A	43,480
18,893	Sequential Brands Group, Inc. (a)	246,932
5,500	Sonic Automotive, Inc., Class A	148,720
61,000	Tandy Leather Factory, Inc. (a)	550,830
4,100	The Marcus Corp.	75,891
6,200	Tower International, Inc. (a)	158,410
7,750	Winmark Corp.	673,630
		4,635,373
Consumer Staples - 5.6%
17,600	ACCO Brands Corp. (a)	158,576
3,300	Calavo Growers, Inc.	156,090
12,166	Carriage Services, Inc.	254,878
9,200	Central Garden and Pet Co., Class A (a)	87,860
6,500	Global Cash Access Holdings, Inc. (a)	46,475
20,950	John B Sanfilippo & Son, Inc.	953,225
13,546	SunOpta, Inc. (a)	160,520
		1,817,624
Energy - 1.2%
5,800	Natural Gas Services Group, Inc. (a)	133,632
29,849	PetroQuest Energy, Inc. (a)	111,635
2,500	REX American Resources Corp. (a)	154,925
		400,192
Financial - 15.6%
7,600	Apollo Residential Mortgage, Inc. REIT	119,852
33,600	Arbor Realty Trust, Inc. REIT	227,472
29,200	Atlas Financial Holdings, Inc. (a)	476,544
11,300	Berkshire Hills Bancorp, Inc.	301,258
32,650	Customers Bancorp, Inc. (a)	635,369
1,847	Diamond Hill Investment Group, Inc. (a)	254,960
9,200	Excel Trust, Inc. REIT	123,188
2,400	Financial Institutions, Inc.	60,360
14,400	First Merchants Corp.	327,600
9,200	JMP Group, Inc.	70,104
14,200	MainSource Financial Group, Inc.	297,064
4,650	Merchants Bancshares, Inc.	142,430
66,100	MicroFinancial, Inc.	674,550
3,200	Piper Jaffray Cos. (a)	185,888
6,400	Premier Financial Bancorp, Inc.	99,712
19,911	Pzena Investment Management, Inc., Class A	188,358
38,000	Resource Capital Corp. REIT	191,520
13,200	Stock Yards Bancorp, Inc.	440,088
12,600	Walker & Dunlop, Inc. (a)	221,004
		5,037,321
Healthcare – 19.7%
4,917	ABIOMED, Inc. (a)	187,141
32,200	Addus HomeCare Corp. (a)	781,494
19,100	Affymetrix, Inc. (a)	188,517
2,000	Almost Family, Inc. (a)	57,900
1,800	AMAG Pharmaceuticals, Inc. (a)	76,716
8,000	Amicus Therapeutics, Inc. (a)	66,560

Shares	Security Description	Value

3,700	Ardelyx, Inc. (a)	$69,893
11,602	BioDelivery Sciences International, Inc. (a)	139,456
2,000	BioSpecifics Technologies Corp. (a)	77,240
10,900	Cambrex Corp. (a)	235,658
8,709	Capital Senior Living Corp. (a)	216,941
4,100	Eagle Pharmaceuticals, Inc. (a)	63,550
2,500	Emergent Biosolutions, Inc. (a)	68,075
51,100	Enzo Biochem, Inc. (a)	226,884
34,400	Harvard Bioscience, Inc. (a)	195,048
12,700	Heska Corp. (a)	230,251
4,600	Infinity Pharmaceuticals, Inc. (a)	77,694
2,900	MacroGenics, Inc. (a)	101,703
16,911	Natus Medical, Inc. (a)	609,472
32,568	NeoGenomics, Inc. (a)	135,809
15,282	Omega Protein Corp. (a)	161,531
11,000	PharMerica Corp. (a)	227,810
3,500	Prothena Corp. PLC (a)	72,660
400	Receptos, Inc. (a)	49,004
10,472	Repligen Corp. (a)	207,346
34,300	SciClone Pharmaceuticals, Inc. (a)	300,468
10,200	Skilled Healthcare Group, Inc. (a)	87,414
2,825	T2 Biosystems, Inc. (a)	54,353
47,193	TearLab Corp. (a)	125,061
6,668	The Providence Service Corp. (a)	242,982
9,200	Triple-S Management Corp., Class B (a)	219,972
7,450	US Physical Therapy, Inc.	312,602
8,100	Utah Medical Products, Inc.	486,405
		6,353,610
Industrial - 17.2%
3,140	ArcBest Corp.	145,602
7,568	Bel Fuse, Inc.	206,909
20,100	Blount International, Inc. (a)	353,157
15,500	Chase Corp.	557,845
12,700	Core Molding Technologies Inc (a)	177,165
6,500	Ducommun, Inc. (a)	164,320
2,248	DXP Enterprises, Inc. (a)	113,591
13,750	Graham Corp.	395,587
3,342	Huron Consulting Group, Inc. (a)	228,559
4,100	Lydall, Inc. (a)	134,562
10,660	Marten Transport, Ltd.	233,028
5,300	MFRI, Inc. (a)	37,153
4,902	NCI Building Systems, Inc. (a)	90,785
7,207	Newport Corp. (a)	137,726
1,300	Patrick Industries, Inc. (a)	57,174
5,500	Quad/Graphics, Inc.	126,280
24,087	Quality Distribution, Inc. (a)	256,286
2,700	Standex International Corp.	208,602
53,800	Transcat, Inc. (a)	541,766
8,923	Tutor Perini Corp. (a)	214,777
44,477	UFP Technologies, Inc. (a)	1,093,467
1,100	VSE Corp.	72,490
		5,546,831
Information Technology - 11.6%
28,500	Alpha & Omega Semiconductor, Ltd. (a)	252,225
55,600	American Software, Inc., Class A	506,516
18,100	Callidus Software, Inc. (a)	295,573
56,300	Ciber Inc (a)	199,865
4,700	DTS, Inc. (a)	144,525
27,570	inContact, Inc. (a)	242,340
6,500	Insight Enterprises, Inc. (a)	168,285
24,600	Lattice Semiconductor Corp. (a)	169,494
19,331	Maxwell Technologies, Inc. (a)	176,298
49,800	Merge Healthcare, Inc. (a)	177,288

See Notes to Financial Statements.                              13

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

Shares	Security Description	Value

9,119	Monotype Imaging Holdings, Inc.	$262,901
12,837	PDF Solutions, Inc. (a)	190,758
5,647	Proofpoint, Inc. (a)	272,355
4,799	Qualys, Inc. (a)	181,162
3,422	SPS Commerce, Inc. (a)	193,788
12,900	Sykes Enterprises, Inc. (a)	302,763
		3,736,136
Materials - 2.9%
46,250	Landec Corp. (a)	638,712
24,300	Mercer International, Inc. (a)	298,647
		937,359
Telecommunication Services - 6.6%
8,300	Black Box Corp.	198,370
29,076	Boingo Wireless, Inc. (a)	223,013
6,100	Comtech Telecommunications Corp.	192,272
25,147	Dice Holdings, Inc. (a)	251,722
29,867	Entravision Communications Corp., Class A	193,538
11,600	Inteliquent, Inc.	227,708
10,933	Perficient, Inc. (a)	203,682
19,881	Premiere Global Services, Inc. (a)	211,136
86,400	TeleCommunication Systems, Inc., Class A (a)	269,568
43,700	Vonage Holdings Corp. (a)	166,497
		2,137,506
Total Common Stock (Cost $28,473,811)		30,601,952

Investment Companies - 1.5%
4,026	PowerShares S&P SmallCap Health Care Portfolio	240,513
1,295	SPDR S&P Biotech ETF	241,699
Total Investment Companies (Cost $439,588)		482,212

Money Market Fund - 3.5%
1,129,784	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (b) (Cost $1,129,784)	1,129,784
Total Investments - 99.8% (Cost $30,043,183)*		$32,213,948
Other Assets & Liabilities, Net – 0.2%		73,327
Net Assets – 100.0%		$32,287,275

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,318,274
Gross Unrealized Depreciation	(1,147,509)
Net Unrealized Appreciation	$2,170,765

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$31,084,164
Level 2 - Other Significant Observable Inputs	1,129,784
Level 3 - Significant Unobservable Inputs	-
Total	$32,213,948

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	14.4%
Consumer Staples	5.7%
Energy	1.3%
Financial	15.6%
Healthcare	19.7%
Industrial	17.2%
Information Technology	11.6%
Materials	2.9%
Telecommunication Services	6.6%
Investment Companies	1.5%
Money Market Fund	3.5%
100.0%

See Notes to Financial Statements.                              14

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

ASSETS
Total investments, at value (Cost $30,043,183)	$32,213,948
Receivables:
Fund shares sold	87,960
Investment securities sold	34,847
Dividends	20,524
Prepaid expenses	135
Deferred offering costs	33,443
Total Assets	32,390,857

LIABILITIES
Payables:
Investment securities purchased	59,204
Accrued Liabilities:
Investment adviser fees	21,428
Trustees’ fees and expenses	964
Fund services fees	6,790
Other expenses	15,196
Total Liabilities	103,582

NET ASSETS	$32,287,275

COMPONENTS OF NET ASSETS
Paid-in capital	$30,765,845
Accumulated net investment loss	(50,096)
Accumulated net realized loss	(599,239)
Net unrealized appreciation	2,170,765
NET ASSETS	$32,287,275
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	3,083,543
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$10.47
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.                              15

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2014

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $907)	$168,199
Total Investment Income	168,199

EXPENSES
Investment adviser fees	179,772
Fund services fees	58,808
Custodian fees	7,065
Registration fees	2,243
Professional fees	12,591
Trustees' fees and expenses	2,464
Offering costs	29,095
Miscellaneous expenses	19,321
Total Expenses	311,359
Fees waived and expenses reimbursed	(93,064)
Net Expenses	218,295

NET INVESTMENT LOSS	(50,096)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(599,239)
Net change in unrealized appreciation (depreciation) on investments	2,170,765
NET REALIZED AND UNREALIZED GAIN	1,571,526
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,521,430

* Commencement of operations was July 18, 2014.

See Notes to Financial Statements.                                                 16

ACUITAS US MICROCAP FUND
STATEMENT OF CHANGES IN NET ASSETS

July 18, 2014* through December 31, 2014
OPERATIONS
Net investment loss	$(50,096)
Net realized loss	(599,239)
Net change in unrealized appreciation (depreciation)	2,170,765
Increase in Net Assets Resulting from Operations	1,521,430

CAPITAL SHARE TRANSACTIONS
Sale of shares	31,320,346
Redemption of shares	(555,456)
Redemption fees	955
Increase in Net Assets from Capital Share Transactions	30,765,845
Increase in Net Assets	32,287,275

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$32,287,275

SHARE TRANSACTIONS
Sale of shares	3,139,784
Redemption of shares	(56,241)
Increase in Shares	3,083,543

* Commencement of operations.

See Notes to Financial Statements.                                                 17

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	July 18, 2014 (a) through December 31, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)
Net realized and unrealized gain (loss)	0.49
Total from Investment Operations	0.47
REDEMPTION FEES (b)	—	(c)
NET ASSET VALUE, End of Period	$10.47
TOTAL RETURN	4.70	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$32,287
Ratios to Average Net Assets:
Net investment loss	(0.40	)%(e)
Net expenses	1.70	%(e)
Gross expenses (f)	2.44	%(e)
PORTFOLIO TURNOVER RATE	25	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                                                 18

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

Note 1. Organization

Acuitas International Small Cap Fund and Acuitas US Microcap Fund (individually, a “Fund” and, collectively the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two class of shares: Institutional Shares and Investor Shares.  As of December 31, 2014, Investor Shares had not commenced operations. Each Fund seeks capital appreciation and commenced operations on July 18, 2014.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Forward currency contracts are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of December 31, 2014, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its net asset value. The values of each individual forward currency contract outstanding in Acuitas International Small Cap Fund as of December 31, 2014, are disclosed in Acuitas International Small Cap Fund’s Schedule of Investments.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Offering Costs – Offering costs of $61,661 and $62,538 for the Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively, consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Funds.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 1.20% and 1.40% of the average daily net assets of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively.

Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual retainer fee of $5,000 for service to the Trust ($20,000 for the Chairman). Effective January 1, 2015, the Trust will pay each Independent Trustee an annual retainer fee of $16,000 for service to the Trust ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2015 for Acuitas International Small Cap Fund. The Adviser has also contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.70% and Investor Shares to 1.95% through

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

November 1, 2015 for Acuitas US Microcap Fund. For the period July 18, 2014, through December 31, 2014, the Adviser waived fees and/or reimbursed expenses as follows:

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Acuitas International Small Cap Fund	$124,802	$17,682	$142,484
Acuitas US Microcap Fund	76,056	17,008	93,064

Each Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. As of December 31, 2014, the following amounts are subject to recapture by theAdviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
Acuitas International Small Cap Fund	$124,802	June 30, 2018	$-
Acuitas US Microcap Fund	76,056	June 30, 2018	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2014, were as follows:

	Purchases	Sales
Acuitas International Small Cap Fund	$59,706,810	$18,891,058
Acuitas US Microcap Fund	36,557,087	7,044,448

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as Acuitas International Small Cap Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended December 31, 2014, for any derivative type that was held during the period is as follows:

Forward Currency Contracts	$ 19,987,419

Acuitas International Small Cap Fund’s use of derivatives during the period ended December 31, 2014, was limited to forward currency contracts.

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities in the Acuitas International Small Cap Fund as of December 31, 2014:

Location:	Forward Currency Contracts
Asset derivatives:
Unrealized gain on forward currency contracts	$64

Liability derivatives:
Unrealized loss on forward currency contracts	(99)

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

Realized and unrealized gains and losses on derivatives contracts during the period ended December 31, 2014, by Acuitas International Small Cap Fund are recorded in the following locations on the Statement of Operations:

Location:	Forward Currency Contracts
Net realized gain (loss) on:
Foreign currency transactions	$(81,483)
Total net realized gain (loss)	(81,483)

Net change in unrealized appreciation (depreciation) on:
Foreign currency translations	(35)
Total net change in unrealized appreciation (depreciation)	(35)

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at December 31, 2014. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statements of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Acuitas International Small Cap Fund
Assets:
Over-the-counter derivatives*	$64	$(64)	$-	$-
Liabilities:
Over-the-counter derivatives*	(99)	99

*
Over-the-counter derivatives consists of forward currency contracts.  The amounts disclosed above represent the exposure to one or more counterparties.  For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Investments.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Note 7. Federal Income Tax

Distributions paid during the fiscal period ended as noted are characterized for tax purposes as follows:

Ordinary Income
Acuitas International Small Cap Fund
2014	$75,739

As of December 31, 2014, distributable earnings (accumulated loss) on a tax basis are  as follows:

Undistributed Ordinary Income	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total

Acuitas US Microcap Fund	$-	$(587,425)	$2,166,173	$1,578,748
Acuitas International Small Cap Fund	18,355	(1,310,989)	(2,409,464)	(3,702,098)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to currency contracts, investments in passive foreign investment companies and wash sales in the Acuitas International Small Cap Fund and real estate investment trusts and wash sales in the Acuitas US Microcap Fund.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and each Fund has had no such events.

ACUITAS FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2014

Investment Advisory Agreement Approval

The investment advisory agreements between the investment adviser and the Trust, as well as the subadvisory agreements between the investment adviser and the investment subadvisers, must be approved for initial terms no greater than two years, and must be renewed at least annually thereafter by the vote of the Trustees, including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”).

On June 12, 2014, the Board met in person, joined by representatives of the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to consider information related to the approval of the investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser as well as the approval of the investment subadvisory agreements between the Adviser and the proposed subadvisers for the Funds (collectively, the “agreements”). The subadvisers of the Acuitas International Small Cap Fund are Advisory Research, Inc., Algert Coldiron Investors, and DePrince, Race & Zollo, Inc. The subadvisers of the Acuitas US Microcap Fund are ClariVest Asset Management, LLC, Falcon Point Capital, LLC, and Opus Capital Management. A description of the Board’s conclusions in approving the agreements follows.

In preparation for its June meeting of the Board of Trustees of the Trust (“June Meeting”), the Board was presented with a wide range of information to assist in their deliberations. Those materials included information from Lipper Inc. (“Lipper”), a leading independent source of data about the mutual fund industry, which compared each Fund’s total investment advisory fees and total expenses with a group of peer funds that were selected by Lipper, before and after waivers. Those materials also included a copy of the proposed agreements. The Board considered future potential economies of scale resulting from potential future increases in the size of the Funds and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with the Funds’ shareholders. The Board also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreements, and met in executive session with Independent Legal Counsel while deliberating.

The Board also reviewed information that was provided by the Adviser and proposed subadvisers concerning the following:

•	The terms of the proposed agreements, including the fees payable under the agreements, and the commitment of the Adviser to provide expense caps and fee waivers for the Funds;
•	The manner in which the Funds’ shares would be distributed and the presence of a distribution fee that could be paid by the Funds;
•	The nature and extent of the services to be provided by the Adviser and each subadviser, including information about the investment objective, policies and strategies applicable to each Fund;
•
The personnel of the Adviser and each subadviser, including educational background, experience in the investment management industry, and the ability of the Adviser and each subadviser to retain qualified personnel;

•	The compliance programs of the Adviser and each subadviser;
•	The financial condition and stability of the Adviser and each subadviser;
•	The potential for the Adviser and each subadviser to derive benefits that are ancillary to serving as an investment adviser to the Funds;
•	The investment performance of the Adviser and the subadvisers with respect to similarly managed accounts, and the investing philosophies of the Adviser and subadvisers;
•
The profitability of the Adviser from the advisory fee to be paid by each of the Funds.  The Board did not consider information regarding the costs of services provided or profits realized by the subadvisers from their relationships with the Funds, noting instead the arms-length nature of the relationship between the Adviser and each subadviser with respect to the negotiation of the advisory fee rate on behalf of the respective Fund and that the Adviser, and not the respective Fund, was responsible for paying the subadvisory fee due under each subadvisory agreement.

At the June Meeting, the Board reviewed, evaluated, and discussed among themselves and with the Adviser and Independent Legal Counsel, among other things, the information referenced above. The Board also considered the overall reputation, capabilities, and commitment of the Adviser and each subadviser to provide high-quality service to the Funds. After discussion and consideration amongst themselves, and with the Adviser and Independent Legal Counsel, the Board concluded that the nature and extent of the investment advisory and subadvisory services to be provided by the Adviser and

ACUITAS FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2014

each subadviser to the Funds would be appropriate and consistent with the terms of the investment advisory and subadvisory agreements, including the amount of fees to be paid under the agreements. At the June Meeting, the Board unanimously approved the investment advisory and subadvisory agreements. The Board agreed that no single factor was determinative of their decision to approve the investment advisory or subadvisory agreements.

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (844) 805-5628 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 18, 2014 (commencment of operations), through December 31, 2014.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

ACUITAS FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2014

	Beginning Account Value July 18, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period *	Annualized Expense Ratio *
Acuitas International Small Cap Fund
Actual	$1,000.00	$904.75	$6.50	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Acuitas US Microcap Fund
Actual	$1,000.00	$1,047.00	$7.91	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%

*
Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except that the average account values reflect the Fund’s actual return information for the 166-day period between July 18, 2014, the commencement date of Fund operations, through December 31, 2014).

FOR MORE INFORMATION

Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA  98101
www.acuitasinvestments.com

Transfer Agent
Atlantic Fund Services, LLC
P.O. Box 588
Portland, ME  04112
www.atlanticfundservices.com

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME  04101
www.foreside.com

Acuitas International Small Cap Fund
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME  04112
(844) 805-5628

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

220-SAR-1214

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	2/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	2/10/15

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	2/10/15